UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 1, 2019 to December 31, 2019

Commission File Number of issuing entity: 333-224598-02

Central Index Key Number of issuing entity: 0001767530

VERIZON OWNER TRUST 2019-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Audrey Prashker, Esq.

908-559-5430

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1a Notes	☐	☐	☒
Floating Rate Class A-1b Notes	☐	☐	☒
Fixed Rate Class B Notes	☐	☐	☒
Fixed Rate Class C Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2019-A is set forth in the monthly investor report relating to the January 21, 2020 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2019-A for the distribution period commencing on December 1, 2019 and ending on December 31, 2019. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 3, 2020 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2019-A.

All of the receivables acquired by Verizon Owner Trust 2019-A after March 13, 2019 and on or before December 31, 2019 (the “2019 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2019 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated March 5, 2019 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2019 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2019-A on such date. In addition, as set forth in Sections XIII and XIV of the monthly investor report relating to the January 21, 2020 distribution, attached as Exhibit 99.1 to this Form 10-D, the Credit Enhancement Test and the Pool Composition Tests (each as defined in the Prospectus) were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2019-A as of December 31, 2019, which included 2019 Additional Receivables. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2019 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in a report filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in Section XVI of the monthly investor report relating to the January 21, 2020 distribution, attached as Exhibit 99.1 to this Form 10-D, and in the tables set forth below. It is noted that prior to August, 2019, if a customer had 210 days or more of customer tenure with Verizon Wireless, the credit decision process relied solely on internal data sources. Beginning in August, 2019, if a customer has more than 45 days of customer tenure, the credit decision process relies on a combination of internal and external data sources. If a customer is either new to Verizon Wireless or has 45 or less days of customer tenure, the credit decision process relies more heavily on external data sources. External data sources include obtaining a credit report from a national consumer credit reporting agency, if available.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2019 Additional Receivables) (which are collectively referred to as the “Receivables”) as of December 31, 2019. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of December 31, 2019 unless otherwise stated.

Number of Receivables	3,201,786
Number of accounts	2,932,336
Aggregate original principal balance	$2,398,200,070.45
Aggregate principal balance	$1,327,496,195.23
Principal balance
Minimum	$0.01
Maximum	$1,724.77
Average	$414.61
Average monthly payment	$31.20
Weighted average remaining installments (in months)(1)	14.00
Weighted average FICO® Score(1)(2)(3)	709
Percentage of Receivables with obligors without a FICO® Score(3)	4.33%
Percentage of Receivables with obligors with a down payment(4)	7.62%
Percentage of Receivables with obligors with smart phones	94.42%
Percentage of receivables with obligors with basic phones, tablets, watches or mobile hotspots	5.58%
Percentage of Receivables with obligors with upgrade eligibility(5)	49.28%
Percentage of Receivables with device insurance	40.26%
Percentage of Receivables with account level device insurance(6)	26.49%
Geographic concentration (Top 3 States)(7)
California	10.63%
Texas	6.04%
New York	6.03%
Weighted average customer tenure (in months)(1)(8)	99
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 24 month original term	100.00%
Percentage of Receivables with 6 month original term	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	67.37%
Secured Receivables	32.63%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of December 31, 2019.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes both voluntary and required down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current Annual Upgrade Program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	327,418	$141,143,524.88	10.63%
Texas	190,162	80,115,017.57	6.04
New York	190,039	80,072,325.76	6.03
Florida	173,703	73,319,007.32	5.52
Ohio	154,773	61,472,323.25	4.63
North Carolina	146,020	60,157,892.40	4.53
Pennsylvania	128,307	51,025,486.14	3.84
New Jersey	120,561	50,302,894.29	3.79
Georgia	118,126	49,584,391.85	3.74
Michigan	113,320	45,524,590.21	3.43
Virginia	104,267	43,190,216.87	3.25
Illinois	102,410	42,334,191.29	3.19
All other	1,332,680	549,254,333.40	41.38

Total	3,201,786	$1,327,496,195.23	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of December 31, 2019 based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Portfolio(2)
No FICO® Score(3)	129,265	$57,544,032.56	4.33%	4.66%
250 - 599	482,221	208,242,975.29	15.69	17.14
600 - 649	338,435	144,676,909.47	10.90	11.42
650 - 699	428,234	181,449,357.51	13.67	13.64
700 - 749	495,609	206,577,784.06	15.56	15.07
750 or greater	1,328,022	529,005,136.34	39.85	38.07

Total	3,201,786	$1,327,496,195.23	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan portfolio as of December 31, 2019.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	488,991	$195,651,172.87	14.74%
7 months to less than 12 months	57,510	23,520,156.40	1.77
12 months to less than 24 months	175,949	78,911,049.15	5.94
24 months to less than 36 months	173,793	76,641,303.84	5.77
36 months to less than 48 months	168,050	70,906,513.35	5.34
48 months to less than 60 months	171,931	72,635,951.24	5.47
60 months or greater	1,965,562	809,230,048.38	60.96

Total	3,201,786	$1,327,496,195.23	100.00%

(1)	For a complete description of the calculation of Customer Tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	371,764	$51,181,819.29	3.86%
$15.01 - $20.00	246,240	63,862,998.26	4.81
$20.01 - $25.00	317,826	105,791,960.01	7.97
$25.01 - $30.00	323,310	115,993,608.38	8.74
$30.01 - $35.00	814,123	347,131,844.51	26.15
$35.01 - $40.00	361,991	169,591,076.21	12.78
$40.01 - $45.00	356,909	190,771,809.24	14.37
Greater than $45.00	409,623	283,171,079.33	21.33

Total	3,201,786	$1,327,496,195.23	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	9,796	$6,863,107.01	0.52%
23 months	53,267	37,049,520.78	2.79
22 months	75,008	52,261,977.84	3.94
21 months	126,478	85,559,519.52	6.45
20 months	138,863	85,832,130.26	6.47
19 months	102,216	59,158,598.83	4.46
18 months	93,150	51,434,662.83	3.87
17 months	118,344	63,206,875.74	4.76
16 months	115,115	58,868,423.61	4.43
15 months	107,513	52,452,543.17	3.95
14 months	89,202	41,713,727.43	3.14
13 months	87,093	36,693,200.78	2.76
12 months	447,738	175,273,223.61	13.20
11 months	580,623	215,718,452.44	16.25
10 months	346,893	121,273,888.73	9.14
9 months	238,437	79,950,743.31	6.02
8 months	154,269	43,319,385.83	3.26
7 months	82,502	19,512,425.78	1.47
6 months	47,784	9,915,816.43	0.75
5 months	40,731	7,299,461.31	0.55
4 months	33,080	5,029,675.07	0.38
3 months	29,561	3,591,676.29	0.27
2 months	23,575	2,165,770.65	0.16
1 month	19,423	1,191,445.94	0.09
0 months	41,125	12,159,942.04	0.92

Total	3,201,786	$1,327,496,195.23	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	1,515,788	$648,472,108.98	48.85%
ACH	841,271	342,128,827.42	25.77
Direct Debit	600,674	250,357,861.33	18.86
Check	187,435	63,170,863.15	4.76
Cash or Other(1)	56,618	23,366,534	1.76

Total	3,201,786	$1,327,496,195.23	100.00%

(1)	Includes payments received in the form of cash and Verizon-specific gift cards or through an indirect agent.

PART II — OTHER INFORMATION

Item 10.	Exhibits.

Exhibit 99.1	Monthly investor report relating to the January 21, 2020 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: February 4, 2020

VERIZON OWNER TRUST 2019-A
(Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
	Name:	Kee Chan Sin
	Title:	Vice President and Assistant Treasurer